Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	Forethought Variable Insurance Trust
Central Index Key	0001580353
Amendment Flag	false
Document Creation Date	Feb. 15, 2019
Document Effective Date	Feb. 15, 2019
Prospectus Date	Apr. 27, 2018